Stockholders' Equity Stock (Details) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	12 Months Ended				12 Months Ended
	Jul. 31, 2011 years	Dec. 31, 2011	Dec. 25, 2010	Dec. 31, 2011 Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member]	Dec. 31, 2011 Common Class A [Member] votes	Dec. 31, 2011 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member] votes	Dec. 31, 2011 Common Class A and Special Class A Voting Stock [Member] stockholders	Dec. 31, 2011 Common Class B and Special Class B Voting Stock [Member] Directors
Class of Stock [Line Items]
Preferred stock, non-voting, authorized shares		25.0	25.0	25.0	25.0
Number of Directors Elected as Right of Class B Common and Special Class B Voting Stock Voting as Single Class										3
Common Stock Votes Per Share						1		1
Percentage of Class B Common Stock to be Issued of Number of Outstanding Shares of Class B Common Stock Requiring Affirmative Vote Minimum							20.00%
Minimum Number of Directors before Affirmative Vote Required									15
Percentage of Control of Entities Common and Exchangeable Stock Held by Two Stockholders									90.00%
Number of Stockholders with Combined Majority Control of Voting Shares									2
Common Stock, Conversion Basis						one-for-one		One-for-0ne
Stock Repurchase Program, Authorized Amount	$ 1,200,000,000
Stock Repurchase Program, Period in Force	3
Stock Repurchased During Period, Shares		7.5
Stock Repurchased During Period, Value		$ 321,100,000